Schedule of Property, Equipment and Accumulated Depreciation (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 56,885	$ 26,433
Less accumulated depreciation	(20,226)	(11,078)
Property, Plant and Equipment, Net	36,659	15,355
Furniture, fixtures and equipment
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 31,858	10,413
Furniture, fixtures and equipment | Minimum
Property, Plant and Equipment [Line Items]
Estimated useful life	5 years
Furniture, fixtures and equipment | Maximum
Property, Plant and Equipment [Line Items]
Estimated useful life	10 years
Software Development
Property, Plant and Equipment [Line Items]
Estimated useful life	3 years
Property, Plant and Equipment, Gross	$ 21,172	14,265
Leasehold Improvements
Property, Plant and Equipment [Line Items]
Estimated useful life	Lesser of life or lease term
Property, Plant and Equipment, Gross	$ 3,855	$ 1,755